Disclosure of detailed information about pension expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Defined benefit pension expense	$ 12,295	$ 10,132
Defined contribution pension expense	1,511	2,443
Pension obligations [Member]
Statements [Line Items]
Current service cost	11,032	10,707
Past service cost and loss from settlements	383	10,442
Loss on settlement	2,163	0
Total service cost	13,578	21,149
Net interest expense	976	1,597
Administration cost	83	80
Defined benefit pension expense	14,637	22,826
Defined contribution pension expense	$ 1,469	$ 908